Earnings Per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Basic And Diluted [Abstract]
Net and diluted income	$ 20,077	$ 10,228	$ 18,733
Less: Dividends declared and undistributed earnings allocated to unvested shares	(396)	(143)	(171)
Basic income available to common stockholders	$ 19,681	$ 10,085	$ 18,562
Basic weighted average number of common shares outstanding	45,473,360	45,979,761	46,295,973
Add: Dilutive effect of non-vested shares	0	0	149,526
Diluted weighted average number of common shares outstanding	45,473,360	45,979,761	46,445,499
Basic earnings per common share	$ 0.44	$ 0.22	$ 0.4
Diluted earnings per common share	$ 0.44	$ 0.22	$ 0.4